Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years	5 years
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Telephony equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range [member] | IT equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Top of range [member] | IT equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Top of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years